Right-of-use assets and lease liabilities Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Right-of-use assets and lease liabilities	Right-of-use assets and lease liabilities
Accounting Policy
We determine if an arrangement is a lease at inception. Operating leases are included in Right-of-use (“ROU”) assets - Operating, accrued & other current liabilities, and accrued & other non-current liabilities in our consolidated balance sheets. Finance leases are included in Right-of-use ("ROU") assets - Finance, current portion of long-term debt, and Long-term debt in our consolidated balance sheets.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The lease ROU asset also includes any lease payments made and is reduced by lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
We have lease agreements with lease and non-lease components, which are generally accounted for as a single lease component. For certain equipment and for leased warehouses we account for the lease and non-lease components separately. For warehouse leases the allocation of the consideration between lease and non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. Additionally, for car leases, we apply a portfolio approach to effectively account for the lease right-of-use assets and liabilities.
ASML owns the majority of real estate we utilize for manufacturing, supply chain management and general administration at our headquarter in Veldhoven, in the Netherlands. At our other locations, worldwide much of the properties we occupy are leased and therefore comprise the largest amount of our right-of-use assets. Additionally, we lease warehouse space at locations world-wide and cars for use of our employees.
Right-of-use assets consist of the following leases:

	Operating		Finance
As of December 31	2018	2019	2018	2019
(in millions)	€	€	€	€

Properties	105.1	177.0	—	92.1
Cars	11.9	11.9	—	—
Equipment	—	—	—	26.4
Warehouses	14.5	8.7	—	—
Other	6.1	7.8	—	—
Right-of-use assets	137.6	205.4	—	118.5

For the year ended December 31, 2019, ROU Assets under an operating lease arrangement increased by €67.8 million, mainly due to the commencement of two new real estate lease contracts in the United States.
For the year ended December 31, 2019, we recognized ROU Assets under a finance lease arrangement in our Consolidated Balance Sheets. These ROU Assets consist of facilities and tooling related to our High-NA agreement with Carl Zeiss SMT, for which the funds are prepaid by ASML. As capital expenditures under this arrangement are placed into service, we derecognized our prepaid asset and recognized a ROU Asset under a finance lease arrangement. The agreed prepayments, and conversion to ROU Assets, are planned to continue through the year 2022. Previously, one immaterial finance lease was recorded within Property, plant and equipment, which is now moved to ROU Assets - Finance for the year ended December 31, 2019.
Lease liabilities are split between current and non-current:

	Operating		Finance
As of December 31	2018	2019	2018	2019
(in millions)	€	€	€	€

Current	46.3	55.6	—	—
Non-current	93.7	153.8	—	9.5
Lease liabilities	140.0	209.4	—	9.5

For the year ended December 31, 2019, Lease Liabilities under an operating lease arrangement increased by €69.4 million, mainly due to the commencement of two new real estate lease contracts in the United States.
The majority of our finance leases do not have an associated lease liability as the lease payments have been prepaid.
The Consolidated Statements of Operations include the following depreciation charges relating to these leases:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
(in millions)	€	€	€	€	€	€

Properties	29.9	40.2	48.2	—	—	2.8
Cars	7.1	7.4	8.1	—	—	—
Equipment	—	—	—	—	—	4.5
Warehouses	5.9	7.1	4.5	—	—	—
Other	11.6	12.4	12.4	—	—	—
Depreciation charge right-of-use assets	54.5	67.1	73.2	—	—	7.3

The total cash outflows relating to the lease liabilities are as follows:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
(in millions)	€	€	€	€	€	€

Total Cash Outflow	54.5	67.1	73.2	—	—	2.8

The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
	€	€	€	€	€	€

Weighted average remaining lease term (months)	57	60	70	0	0	230
Weighted average discount rate (%)	2.2%	2.1%	2.2%	—%	—%	0.7%

Right-of-use assets and lease liabilities	Right-of-use assets and lease liabilities
Accounting Policy
We determine if an arrangement is a lease at inception. Operating leases are included in Right-of-use (“ROU”) assets - Operating, accrued & other current liabilities, and accrued & other non-current liabilities in our consolidated balance sheets. Finance leases are included in Right-of-use ("ROU") assets - Finance, current portion of long-term debt, and Long-term debt in our consolidated balance sheets.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The lease ROU asset also includes any lease payments made and is reduced by lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
We have lease agreements with lease and non-lease components, which are generally accounted for as a single lease component. For certain equipment and for leased warehouses we account for the lease and non-lease components separately. For warehouse leases the allocation of the consideration between lease and non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. Additionally, for car leases, we apply a portfolio approach to effectively account for the lease right-of-use assets and liabilities.
ASML owns the majority of real estate we utilize for manufacturing, supply chain management and general administration at our headquarter in Veldhoven, in the Netherlands. At our other locations, worldwide much of the properties we occupy are leased and therefore comprise the largest amount of our right-of-use assets. Additionally, we lease warehouse space at locations world-wide and cars for use of our employees.
Right-of-use assets consist of the following leases:

	Operating		Finance
As of December 31	2018	2019	2018	2019
(in millions)	€	€	€	€

Properties	105.1	177.0	—	92.1
Cars	11.9	11.9	—	—
Equipment	—	—	—	26.4
Warehouses	14.5	8.7	—	—
Other	6.1	7.8	—	—
Right-of-use assets	137.6	205.4	—	118.5

For the year ended December 31, 2019, ROU Assets under an operating lease arrangement increased by €67.8 million, mainly due to the commencement of two new real estate lease contracts in the United States.
For the year ended December 31, 2019, we recognized ROU Assets under a finance lease arrangement in our Consolidated Balance Sheets. These ROU Assets consist of facilities and tooling related to our High-NA agreement with Carl Zeiss SMT, for which the funds are prepaid by ASML. As capital expenditures under this arrangement are placed into service, we derecognized our prepaid asset and recognized a ROU Asset under a finance lease arrangement. The agreed prepayments, and conversion to ROU Assets, are planned to continue through the year 2022. Previously, one immaterial finance lease was recorded within Property, plant and equipment, which is now moved to ROU Assets - Finance for the year ended December 31, 2019.
Lease liabilities are split between current and non-current:

	Operating		Finance
As of December 31	2018	2019	2018	2019
(in millions)	€	€	€	€

Current	46.3	55.6	—	—
Non-current	93.7	153.8	—	9.5
Lease liabilities	140.0	209.4	—	9.5

For the year ended December 31, 2019, Lease Liabilities under an operating lease arrangement increased by €69.4 million, mainly due to the commencement of two new real estate lease contracts in the United States.
The majority of our finance leases do not have an associated lease liability as the lease payments have been prepaid.
The Consolidated Statements of Operations include the following depreciation charges relating to these leases:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
(in millions)	€	€	€	€	€	€

Properties	29.9	40.2	48.2	—	—	2.8
Cars	7.1	7.4	8.1	—	—	—
Equipment	—	—	—	—	—	4.5
Warehouses	5.9	7.1	4.5	—	—	—
Other	11.6	12.4	12.4	—	—	—
Depreciation charge right-of-use assets	54.5	67.1	73.2	—	—	7.3

The total cash outflows relating to the lease liabilities are as follows:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
(in millions)	€	€	€	€	€	€

Total Cash Outflow	54.5	67.1	73.2	—	—	2.8

The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

	Operating			Finance
As of December 31	2017	2018	2019	2017	2018	2019
	€	€	€	€	€	€

Weighted average remaining lease term (months)	57	60	70	0	0	230
Weighted average discount rate (%)	2.2%	2.1%	2.2%	—%	—%	0.7%